Condensed Consolidated Statements of Cash Flows (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,905,491)	$ (51,033,196)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,003,026	9,115,786
Stock compensation expense	1,371,732	350,900
Deferred rents	(702,978)	(631,054)
Amortization of deferred lease incentives	105,541	30,602
Amortization of deferred financing costs and premium/discount	199,693	298,283
Amortization of above-market lease intangibles	64,913	98,966
Amortization of below-market lease intangibles	(735,150)	(774,589)
Impairment of real estate investment properties	(400,999)	9,506,525
Impairment of goodwill and intangible assets	0	34,572,403
Reserve for loan guarantee	0	3,125,037
Gain on forgiveness of economic relief note payable	(517,000)	0
Gain on sale of real estate investments	(289,642)	0
Unrealized (gain) loss on interest rate swap valuation	(517,719)	1,292,752
Income from investment in unconsolidated entity	(147,302)	(146,411)
Distributions from investment in unconsolidated entity	161,967	334,189
Change in operating assets and liabilities:
Decrease (increase) in tenant receivables	569,375	(16,688)
Increase in prepaid and other assets	(229,695)	(606,696)
Decrease in accounts payable, accrued and other liabilities	(1,946,918)	(1,515,624)
Decrease in due to affiliate	0	(631,702)
Operating lease right-of-use asset/operating lease liability, net	0	13,399
Net cash provided by operating activities	3,083,353	3,382,882
Cash Flows from Investing Activities:
Additions to existing real estate investments	(309,717)	(2,170,913)
Additions to intangible assets	(111,750)	(533,041)
Collection of receivable from sale of real estate property	1,824,383	0
Net proceeds from sale of real estate investments	13,221,509	0
Lease incentives	0	(990,000)
Net cash provided by (used in) investing activities	14,624,425	(3,693,954)
Cash Flows from Financing Activities:
Borrowings from credit facilities	6,000,000	4,260,000
Repayments of credit facilities	(9,000,000)	0
Proceeds from mortgage notes payable	25,436,000	4,000,000
Principal payments on mortgage notes payable	(24,399,915)	(2,003,558)
Proceeds from economic relief notes payable	0	527,000
Principal payments on short-term notes payable	0	(4,800,000)
Refundable loan deposits	(81,196)	0
Payments of deferred financing costs to third parties	(381,076)	(56,997)
Proceeds from issuance of common stock and investor deposits	2,299,380	9,427,526
Payments of offering costs	(810,632)	(822,921)
Repurchases of common stock	(13,046,857)	(9,987,775)
Distributions paid to common stockholders	(1,726,567)	(3,090,265)
Net cash (used in) provided by financing activities	(15,710,863)	(2,546,990)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,996,915	(2,858,062)
Cash, cash equivalents and restricted cash, beginning of period	8,377,530	6,936,930
Cash, cash equivalents and restricted cash, end of period	10,374,445	4,078,868
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	4,147,114	4,678,783
Supplemental Schedule of Noncash Investing and Financing Activities:
Reclassification (to) from redeemable common stock	(1,068,807)	4,393,863
Reinvested distributions from common stockholders	2,262,231	4,664,713
(Decrease) increase in share repurchases payable	(1,979,316)	750,684
Deferred lease incentive	(2,128,538)	0
Accrued distributions	23,256	295,585
Real estate investments held for sale, net	19,209,993	17,926,407
Other assets related to real estate investments held for sale	408,096	725,990
Increase in above-market lease intangibles, net	(50,549)	(198,517)
Mortgage notes payable related to real estate investments held for sale, net	(4,707,012)	(9,549,467)
Other liabilities related to real estate investments held for sale	(573,904)	(196,938)
Increase in below-market lease intangibles, net	324,734	73,505
Increase in interest swap derivatives	$ 14,166	$ 0